Summary of significant accounting policies - Significant accounting judgements, estimates and assumptions (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2019
Summary of significant accounting policies
Investments in joint ventures	€ 0
Capitalized internal development expenses	3,422,000
Capitalized internal digitalization	2,438,000
Related software arrangements (cloud) for internal use	984,000
Notional interest deduction	5,105,000	€ 4,717,000	€ 4,647,000
Unused tax losses carried forward	87,558,000	58,161,000	50,538,000
Other tax credits materialize NV	€ 45,245,000	35,578,000	27,878,000
Innovation income deduction	85.00%
Deferred tax assets	€ 1,186,000	227,000	201,000
Deferred tax liabilities	4,312,000	4,371,000	4,983,000
Unrecognized deferred tax assets	19,101,000	12,033,000	22,661,000
Net profit would have increased by	19,101,000
Tax losses utilized	75,361,000
Goodwill	44,155,000	18,726,000	18,599,000	€ 19,607,000
Total capitalized development expenses	3,422,000	2,659,000	4,541,000
Impairment charges on goodwill	672,000	177,000	4,606,000
Fluidda - Notional amount	2,500,000				€ 2,500,000
Fluidda - Carrying value	3,494,000
Fluidda fair value adjustment	€ 316,000
Fluidda - Maturity years	7 years
Fluidda - Interest rate	10.00%
Fluidda - Discount rate	12.67%
AM Flow fair value	€ 307,000
AM Flow notional amount	300,000
Essentium - initial invested amount in dollar	3,300,000
Essentium fair value		0
Fair value adjustment in equity investment		3,443,000
Materialise USA
Summary of significant accounting policies
Deferred tax assets	1,600,000	0	0
Unused tax losses and Innovation Income Deduction of Materialise NV
Summary of significant accounting policies
Deferred tax assets recognized	200,000
Deferred tax assets	200,000	0	0.0
Deferred tax liabilities		€ 0.0
Capitalized development expenses
Summary of significant accounting policies
Amount transferred to a fixed asset	1,287,000
Impairment loss	672,000
Germany
Summary of significant accounting policies
Deferred tax assets			€ 300,000
Materialise motion
Summary of significant accounting policies
Deferred tax assets	1,800,000
Deferred tax liabilities	€ 2,000,000.0